Property And Equipment	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

Fixed assets as of September 30, 2012 (unaudited) and December 31, 2011 were as follows:

PROPERTY AND EQUIPMENT

	Estimated Useful Lives (Years)	September 30, 2012	December 31, 2011
Computer Equipment	3-5	$119,339	$72,124
Furniture and fixtures	3-5	15,144	8,453
Leasehold Improvements	3-5	23,618	—
		158,101	80,577

Less: accumulated depreciation		(45,677)	(16,580)
Fixed assets, net		$112,424	$63,997

There was $29,097 and $8,671 charged to operations for depreciation expense for the six months ended September 30, 2012 and September 30, 2011, respectively.